PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Buildings	16,801	775,708	121,726
Medical equipment	368,609	484,653	76,053
Electronic and office equipment	16,409	57,215	8,978
Motor vehicles	3,713	3,718	583
Leasehold improvement and building improvements	76,114	78,724	12,354
Construction in progress	2,320,686	1,986,032	311,651
Total	2,802,332	3,386,050	531,345
Less: accumulated depreciation	(224,348)	(224,877)	(35,288)
Impairment charges	(18,793)	(16,148)	(2,534)
	2,559,191	3,145,025	493,523